Going Concern - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Liquidity Disclosure Going Concern [Abstract]
Net loss	$ (17,248,524)	$ (2,428,417)	$ (23,230,902)	$ (6,750,136)	$ (9,561,280)	$ (7,270,030)
Accumulated deficit	$ (65,507,780)		$ (65,507,780)		$ (42,276,878)	$ (32,715,598)